23. Provision for legal and administrative proceedings (Details Narrative 1) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) Claim	Dec. 31, 2017 BRL (R$) Claim
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 18,734,644	R$ 16,757,282
Labor Claims - Former Employees [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Number of labour claims | Claim	4,654	6,476
Estimated financial effect of contingent liabilities	R$ 523,236	R$ 763,505
Labor Claims - Closure of the Client Relationship Centers [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	16,709	27,775
Labor Claims - Labor District Attorney's Office [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	19,706	60,711
Labor Claims - Social Security [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	9,693	9,868
Labor Claims - Intelig [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,430	43,756
Tax Claim Federal Taxes - Improper Use of SUDENE Benefits [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	2,543,851	2,552,068
Tax Claim Federal Taxes - Method of Offsetting Tax Losses & Negative Bases [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	198,175	192,417
Tax Claim Federal Taxes - Collection of CSLL [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	64,537	62,312
Tax Claim Federal Taxes - Overseas Remittances [Member] | TIM Celular S.A. ("TIM Celular") [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	296,589	297,900
Tax Claim Federal Taxes - Charge of IRPJ, PIS/COFINS and CSLL Debts [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 412,715	R$ 396,103